SHARE-BASED COMPENSATION (Details 4) (USD $)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation
Number of outstanding options	40,414,525
Weighted average remaining contractual term, options outstanding	3 years 7 months 10 days
Weighted average exercise price, options outstanding	$ 0.02
Number of exercisable options	37,504,072
Weighted average remaining contractual term, options exercisable	3 years 6 months 7 days
Weighted average exercise price, options exercisable	$ 0.02
Range of Exercise Prices $0.023
Share-Based Compensation
Exercise price range, lower range limit	$ 0.023
Exercise price range, upper range limit	$ 0.023
Number of outstanding options	21,337,405
Weighted average remaining contractual term, options outstanding	3 years 6 months 7 days
Weighted average exercise price, options outstanding	$ 0.02
Number of exercisable options	21,337,405
Weighted average remaining contractual term, options exercisable	3 years 6 months 7 days
Weighted average exercise price, options exercisable	$ 0.02
Range of Exercise Prices $0.025
Share-Based Compensation
Exercise price range, lower range limit	$ 0.025
Exercise price range, upper range limit	$ 0.025
Number of outstanding options	16,000,000
Weighted average remaining contractual term, options outstanding	3 years 6 months 7 days
Weighted average exercise price, options outstanding	$ 0.03
Number of exercisable options	16,000,000
Weighted average remaining contractual term, options exercisable	3 years 6 months 7 days
Weighted average exercise price, options exercisable	$ 0.03
Range of Exercise Prices $0.034
Share-Based Compensation
Exercise price range, lower range limit	$ 0.034
Exercise price range, upper range limit	$ 0.034
Number of outstanding options	500,000
Weighted average remaining contractual term, options outstanding	3 years 8 months 1 day
Weighted average exercise price, options outstanding	$ 0.03
Number of exercisable options	166,667
Weighted average remaining contractual term, options exercisable	3 years 8 months 1 day
Weighted average exercise price, options exercisable	$ 0.03
Range of Exercise Prices $0.038
Share-Based Compensation
Exercise price range, lower range limit	$ 0.038
Exercise price range, upper range limit	$ 0.038
Number of outstanding options	2,577,120
Weighted average remaining contractual term, options outstanding	4 years 10 months 10 days
Weighted average exercise price, options outstanding	$ 0.04